UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2012 Semiannual Report to Shareholders

DWS Diversified International Equity Fund

Contents
4 Performance Summary
7 Portfolio Summary
9 Investment Portfolio
23 Statement of Assets and Liabilities
25 Statement of Operations
26 Statement of Changes in Net Assets
27 Financial Highlights
33 Notes to Financial Statements
43 Information About Your Fund's Expenses
45 Summary of Management Fee Evaluation by Independent Fee Consultant
49 Account Management Resources
51 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2012 (Unaudited)
Average Annual Total Returns as of 4/30/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	2.89%	-13.87%	12.21%	-5.86%	3.80%
Class B	2.43%	-14.58%	11.39%	-6.58%	3.01%
Class C	2.60%	-14.57%	11.32%	-6.57%	3.00%
MSCI EAFE Index+	2.44%	-12.82%	11.78%	-4.72%	5.42%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-3.03%	-18.83%	10.02%	-6.97%	3.19%
Class B (max 4.00% CDSC)	-1.57%	-17.10%	10.85%	-6.72%	3.01%
Class C (max 1.00% CDSC)	1.60%	-14.57%	11.32%	-6.57%	3.00%
MSCI EAFE Index+	2.44%	-12.82%	11.78%	-4.72%	5.42%
No Sales Charges
Class R	2.88%	-13.96%	12.06%	-5.94%	3.61%
Class S	3.02%	-13.63%	12.51%	-5.57%	4.01%
Institutional Class	3.10%	-13.64%	12.62%	-5.47%	4.15%
MSCI EAFE Index+	2.44%	-12.82%	11.78%	-4.72%	5.42%

‡ Total returns shown for periods less than one year are not annualized.

Average Annual Total Returns as of 3/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	-7.36%	16.08%	-4.68%	4.15%
Class B	-8.13%	15.21%	-5.39%	3.35%
Class C	-7.99%	15.22%	-5.39%	3.35%
MSCI EAFE Index+	-5.77%	17.13%	-3.51%	5.65%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-12.69%	13.81%	-5.80%	3.53%
Class B (max 4.00% CDSC)	-10.85%	14.71%	-5.53%	3.35%
Class C (max 1.00% CDSC)	-7.99%	15.22%	-5.39%	3.35%
MSCI EAFE Index+	-5.77%	17.13%	-3.51%	5.65%
No Sales Charges
Class R	-7.65%	15.89%	-4.77%	3.95%
Class S	-7.14%	16.36%	-4.38%	4.35%
Institutional Class	-7.04%	16.61%	-4.26%	4.50%
MSCI EAFE Index+	-5.77%	17.13%	-3.51%	5.65%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2012 are 1.73%, 2.52%, 2.48%, 1.98%, 1.50% and 1.29% for Class A, Class B, Class C, Class R, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares prior to their inception on July 1, 2003 and for Class S shares prior to their inception on February 28, 2005 are derived from the historical performance of Institutional Class shares of the predecessor Fund's original share class during such periods and have been adjusted to reflect the different total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ MSCI EAFE Index (Europe, Australia, Far East) tracks the performance of stocks in select developed markets outside of the United States. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class R	Class S	Institutional Class
Net Asset Value: 4/30/12	$6.78	$6.55	$6.55	$6.60	$6.58	$6.58
10/31/11	$6.73	$6.48	$6.47	$6.54	$6.54	$6.55
Distribution Information: Six Months as of 4/30/12: Income Dividends	$.13	$.08	$.08	$.12	$.15	$.16

Morningstar Rankings — Foreign Large Blend Funds Category as of 4/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	537	of	798	67
3-Year	391	of	722	54
5-Year	456	of	560	81
10-Year	234	of	312	75
Class B 1-Year	628	of	798	78
3-Year	498	of	722	69
5-Year	490	of	560	87
10-Year	269	of	312	86
Class C 1-Year	626	of	798	78
3-Year	505	of	722	70
5-Year	489	of	560	87
10-Year	270	of	312	86
Class R 1-Year	552	of	798	69
3-Year	419	of	722	58
5-Year	460	of	560	82
Class S 1-Year	494	of	798	62
3-Year	342	of	722	47
5-Year	433	of	560	77
Institutional Class 1-Year	497	of	798	62
3-Year	334	of	722	46
5-Year	426	of	560	76
10-Year	212	of	312	68

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)
Ten Largest Common Stocks at April 30, 2012 (13.3% of Net Assets)	Country	Percent
1. Swisscom AG Operates in public telecommunications networks and application services	Switzerland	1.7%
2. ASML Holding NV Developer of photolithography projection systems	Netherlands	1.7%
3. Nestle SA A multinational company that markets a wide range of food products	Switzerland	1.6%
4. Sanofi Manufactures prescription pharmaceuticals	France	1.5%
5. CRH PLC Manufactures building materials	Ireland	1.4%
6. Valeant Pharmaceuticals International, Inc. Develops drugs for unmet medical needs	Canada	1.4%
7. Novo Nordisk AS Develops, produces and markets pharmaceutical products	Denmark	1.2%
8. GlaxoSmithKline PLC Develops, manufactures and markets vaccines and medicines	United Kingdom	1.0%
9. UPM-Kummene Oyj Manufactures forest products	Finland	0.9%
10. Telecom Italia SpA Offers fixed-line and mobile telephone and data transmission services	Italy	0.9%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 9. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section on page 49 for contact information.

Investment Portfolio as of April 30, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 87.1%
Australia 3.8%
AGL Energy Ltd.	18,040	281,053
APA Group	12,159	65,746
Asciano Ltd.	12,022	58,905
Australia & New Zealand Banking Group Ltd.	3,616	89,736
BHP Billiton Ltd.	4,759	176,663
Brambles Ltd.	13,753	103,453
Cochlear Ltd.	514	35,045
Commonwealth Bank of Australia	1,944	104,931
Crown Ltd.	11,044	104,618
CSL Ltd.	5,205	198,364
Echo Entertainment Group Ltd.	8,537	39,845
Fairfax Media Ltd.	50,627	36,313
Leighton Holdings Ltd.	1,931	41,202
National Australia Bank Ltd.	3,004	78,694
Newcrest Mining Ltd.	1,515	41,461
Origin Energy Ltd.	7,150	98,434
QBE Insurance Group Ltd.	1,905	27,390
QR National Ltd.	17,104	64,794
Rio Tinto Ltd.	870	60,050
Santos Ltd.	6,285	91,737
Sonic Healthcare Ltd.	4,722	61,888
SP Ausnet	57,595	66,267
TABCORP Holdings Ltd.	15,831	47,318
Tatts Group Ltd.	37,226	99,683
Telstra Corp., Ltd.	72,082	265,690
Toll Holdings Ltd.	8,188	49,948
Transurban Group (Units)	11,448	69,822
Wesfarmers Ltd.	3,273	102,922
Westfield Group (REIT) (Units)	5,187	49,749
Westpac Banking Corp.	3,187	75,414
Woodside Petroleum Ltd.	4,096	148,844
Woolworths Ltd.	3,723	100,457
WorleyParsons Ltd.	1,661	48,869
(Cost $2,086,643)		2,985,305
Austria 0.4%
Erste Group Bank AG (a)	5,613	129,166
Immofinanz AG*	22,979	80,780
Raiffeisen Bank International AG (a)	1,343	44,576
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,439	58,654
(Cost $273,635)		313,176
Belgium 1.1%
Ageas (a)	55,815	101,489
Anheuser-Busch InBev NV (a)	3,672	265,230
Delhaize Group	688	33,504
Groupe Bruxelles Lambert SA (a)	1,396	96,831
KBC Groep NV (a)	4,115	79,708
Solvay SA (a)	1,280	156,053
Umicore SA (a)	2,459	133,495
(Cost $660,830)		866,310
Bermuda 0.1%
Seadrill Ltd. (a) (Cost $28,856)	2,757	106,756
Canada 11.8%
Alimentation Couche-Tard, Inc. "B"	3,800	164,833
Bank of Montreal (a)	1,400	83,148
Bank of Nova Scotia (a)	2,600	144,232
Barrick Gold Corp.	1,700	68,767
BCE, Inc. (a)	7,100	287,637
Bell Aliant, Inc.	4,000	105,927
Bombardier, Inc. "B"	21,700	91,822
Brookfield Asset Management, Inc. "A" (a)	1,600	52,801
CAE, Inc. (a)	3,800	41,545
Canadian Imperial Bank of Commerce (a)	1,000	75,447
Canadian National Railway Co. (a)	6,000	512,021
Canadian Natural Resources Ltd.	1,400	48,639
Canadian Pacific Railway Ltd. (a)	2,300	177,998
Canadian Tire Corp., Ltd. "A" (a)	1,800	125,891
Canadian Utilities Ltd. "A"	5,600	394,497
Cenovus Energy, Inc.	1,200	43,549
CGI Group, Inc. "A"*	17,900	401,724
Empire Co., Ltd. "A"	900	52,970
EnCana Corp. (a)	1,700	35,606
Finning International, Inc. (a)	2,700	75,436
First Quantum Minerals Ltd. (a)	1,000	20,772
Fortis, Inc. (a)	12,200	423,113
George Weston Ltd.	1,500	95,860
Gildan Activewear, Inc. (a)	2,700	77,760
Goldcorp, Inc. (a)	1,400	53,613
Imperial Oil Ltd. (a)	700	32,589
Loblaw Companies Ltd. (a)	3,100	104,657
Magna International, Inc. "A" (a)	4,968	217,710
Manulife Financial Corp. (a)	5,000	68,381
Metro, Inc. "A" (a)	2,900	159,994
National Bank of Canada (a)	500	39,024
Open Text Corp.*	4,600	257,881
Potash Corp. of Saskatchewan, Inc. (a)	1,502	63,839
Research In Motion Ltd.*	37,200	532,101
Ritchie Bros. Auctioneers, Inc. (a)	1,700	35,967
Rogers Communications, Inc. "B" (a)	10,600	395,629
Royal Bank of Canada (a)	3,500	202,273
Saputo, Inc. (a)	3,600	168,256
Shaw Communications, Inc. "B" (a)	8,400	173,127
Shoppers Drug Mart Corp. (a)	5,500	236,959
Silver Wheaton Corp. (a)	900	27,478
SNC-Lavalin Group, Inc. (a)	2,300	86,473
Sun Life Financial, Inc. (a)	1,800	44,132
Suncor Energy, Inc.	2,432	80,332
Talisman Energy, Inc. (a)	1,600	20,926
Teck Resources Ltd. "B"	1,400	52,239
Telus Corp.	2,100	126,083
Telus Corp. (Non-Voting Shares) (a)	4,200	246,469
Thomson Reuters Corp. (b)	1,660	49,501
Thomson Reuters Corp. (a) (b)	6,300	188,263
Tim Hortons, Inc.	3,900	225,113
Toronto-Dominion Bank (a)	2,300	194,389
TransAlta Corp. (a)	13,500	223,850
Valeant Pharmaceuticals International, Inc.*	19,000	1,056,891
Viterra, Inc.	10,900	175,552
Yamana Gold, Inc.	1,700	24,936
(Cost $8,658,200)		9,166,622
Denmark 2.8%
A P Moller-Maersk AS "A"	8	59,615
A P Moller-Maersk AS "B"	16	125,153
Carlsberg AS "B"	6,167	531,701
Coloplast AS "B"	217	40,156
Danske Bank AS*	20,132	326,876
DSV AS	2,944	67,051
Novo Nordisk AS "B"	6,250	920,150
Tryg AS	1,039	57,957
Vestas Wind Systems AS* (a)	2,490	21,983
(Cost $1,611,662)		2,150,642
Finland 3.0%
Fortum Oyj (a)	13,126	282,224
Kone Oyj "B" (a)	2,231	138,093
Metso Corp. (a)	1,888	80,993
Nokia Oyj (a)	57,500	208,020
Pohjola Bank PLC	5,629	60,535
Sampo Oyj "A"	10,874	289,225
Stora Enso Oyj "R" (a)	60,396	412,699
UPM-Kymmene Oyj	56,432	724,030
Wartsila Oyj	2,523	102,065
(Cost $2,393,132)		2,297,884
France 6.5%
Air Liquide SA (a)	1,579	203,254
Alcatel-Lucent* (a)	23,601	36,394
AtoS	863	55,522
AXA SA* (a)	5,702	80,718
BNP Paribas SA	2,608	104,714
Bouygues SA (a)	860	23,403
Cap Gemini	1,646	64,283
Carrefour SA (a)	4,963	99,725
Casino Guichard-Perrachon SA*	810	79,563
Cie Generale des Etablissements Michelin "B"	519	38,724
Compagnie de Saint-Gobain	834	35,004
DANONE SA (a)	4,943	347,848
Dassault Systemes SA	1,104	107,178
Electricite de France	2,373	50,232
Essilor International SA	3,008	264,862
France Telecom SA (a)	26,535	365,339
GDF Suez (a)	17,043	392,052
Iliad SA	569	73,222
L'Oreal SA (a)	1,980	238,117
Lafarge SA	1,293	50,541
LVMH Moet Hennessy Louis Vuitton SA	489	81,046
Neopost SA (a)	656	37,730
Pernod Ricard SA	1,835	190,506
Sanofi	15,172	1,158,402
Schneider Electric SA*	982	60,348
Societe Generale	1,772	41,873
Suez Environnement Co.	2,266	31,941
Total SA	6,490	310,752
Unibail-Rodamco SE (REIT) (a)	350	65,405
Veolia Environnement	4,939	72,084
Vinci SA	548	25,437
Vivendi (a)	15,691	290,209
(Cost $4,829,386)		5,076,428
Germany 6.1%
Adidas AG	1,555	129,721
Allianz SE (Registered)	1,635	182,200
BASF SE (a)	1,815	149,527
Bayer AG (Registered) (a)	7,290	513,506
Bayerische Motoren Werke (BMW) AG	2,610	248,133
Beiersdorf AG (a)	2,832	198,885
Commerzbank AG*	10,367	22,463
Continental AG (a)	708	68,622
Daimler AG (Registered)	7,634	422,148
Deutsche Boerse AG	774	48,597
Deutsche Post AG (Registered)	2,891	53,980
Deutsche Telekom AG (Registered)	58,948	664,651
E.ON AG (a)	9,867	223,640
Fresenius Medical Care AG & Co. KGaA	1,398	99,236
Fresenius SE & Co. KGaA	721	71,969
GEA Group AG (a)	1,705	56,268
Henkel AG & Co. KGaA	3,838	234,893
Infineon Technologies AG (a)	6,361	63,352
K+S AG (Registered)	460	22,992
Kabel Deutschland Holding AG*	612	38,564
Linde AG (a)	386	66,070
Merck KGaA	516	56,686
Metro AG	3,665	118,254
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	782	113,540
RWE AG	2,504	107,652
SAP AG	6,658	441,479
Siemens AG (Registered)	1,714	158,821
Suedzucker AG (a)	2,367	72,059
ThyssenKrupp AG	816	19,338
Volkswagen AG	256	43,702
(Cost $3,962,199)		4,710,948
Greece 0.3%
National Bank of Greece SA* (Cost $489,637)	105,639	235,416
Hong Kong 2.2%
AIA Group Ltd.	23,000	81,570
Cathay Pacific Airways Ltd.	26,000	43,978
Cheung Kong (Holdings) Ltd.	4,000	53,081
Cheung Kong Infrastructure Holdings Ltd. (a)	8,000	47,346
CLP Holdings Ltd.	22,500	192,517
Galaxy Entertainment Group Ltd.* (a)	12,000	37,383
Hang Lung Properties Ltd.	19,000	70,148
Hang Seng Bank Ltd. (a)	3,800	52,056
Hong Kong & China Gas Co., Ltd.	49,529	126,516
Hong Kong Exchanges & Clearing Ltd. (a)	4,200	66,852
Hutchison Whampoa Ltd.	33,000	316,154
Li & Fung Ltd. (a)	46,000	97,997
MTR Corp., Ltd.	22,500	79,872
Noble Group Ltd. (a)	40,181	38,075
NWS Holdings Ltd.	23,500	35,430
Power Assets Holdings Ltd.	16,000	119,707
Shangri-La Asia Ltd. (a)	20,000	42,420
SJM Holdings Ltd.	16,000	35,116
Sun Hung Kai Properties Ltd. (a)	6,000	72,067
Wharf Holdings Ltd.	10,000	59,387
Yue Yuen Industrial (Holdings) Ltd. (a)	11,500	38,340
(Cost $1,281,988)		1,706,012
Ireland 1.4%
CRH PLC (b)	28,278	573,756
CRH PLC (b)	24,053	485,682
Experian PLC	3,613	57,003
(Cost $1,019,877)		1,116,441
Italy 3.2%
Assicurazioni Generali SpA	7,431	101,195
Atlantia SpA	6,394	96,919
Banco Popolare Societa Cooperativa	11,884	17,642
Enel Green Power SpA	17,769	28,684
Enel SpA	98,141	322,259
Eni SpA	11,740	261,155
Fiat Industrial SpA (a)	16,293	184,874
Fiat SpA* (a)	19,161	92,536
Finmeccanica SpA	7,953	34,179
Intesa Sanpaolo (a)	46,043	69,627
Luxottica Group SpA	3,194	113,925
Mediaset SpA	17,879	42,554
Pirelli & C. SpA	6,895	83,899
Prysmian SpA	3,756	61,172
Saipem SpA	1,417	70,154
Snam SpA	23,139	110,049
Telecom Italia SpA*	395,262	449,314
Telecom Italia SpA (RSP)*	249,211	232,176
Terna — Rete Elettrica Nationale SpA	17,328	64,425
UBI Banca — Unione di Banche Italiane ScpA	5,181	19,226
UniCredit SpA	15,006	59,679
(Cost $2,952,889)		2,515,643
Japan 12.2%
AEON Co., Ltd. (a)	5,700	74,351
Ajinomoto Co., Inc. (a)	7,000	90,224
Alfresa Holdings Corp.	900	41,623
Asahi Group Holdings Ltd. (a)	3,700	83,224
Asahi Kasei Corp.	6,000	37,247
Astellas Pharma, Inc.	4,300	173,953
Bridgestone Corp.	2,200	52,085
Canon, Inc.	1,850	83,765
Central Japan Railway Co.	4	33,172
Chubu Electric Power Co., Inc.	11,400	186,204
Chugai Pharmaceutical Co., Ltd. (a)	2,100	37,989
Chugoku Electric Power Co., Inc. (a)	4,700	80,551
Dai-ichi Life Insurance Co., Ltd.	38	47,493
Daiichi Sankyo Co., Ltd. (a)	6,800	116,463
Denso Corp.	2,300	74,363
East Japan Railway Co.	398	24,735
Eisai Co., Ltd. (a)	3,100	121,437
Electric Power Development Co., Ltd.	2,500	69,110
FamilyMart Co., Ltd.	800	35,582
FANUC Corp.	300	50,954
FUJIFILM Holdings Corp.	2,100	44,536
Hisamitsu Pharmaceutical Co., Inc. (a)	600	26,636
Hitachi Ltd.	9,000	57,333
Hokkaido Electric Power Co., Inc.	4,200	58,986
Hokuriku Electric Power Co.	3,800	64,869
Honda Motor Co., Ltd.	5,000	180,013
HOYA Corp.	2,000	45,991
Idemitsu Kosan Co., Ltd.	400	36,781
INPEX Corp. (a)	23	153,139
Japan Real Estate Investment Corp. (REIT)	6	53,070
Japan Tobacco, Inc.	49	270,572
JFE Holdings, Inc.	2,200	41,079
JX Holdings, Inc.	24,690	140,470
Kansai Electric Power Co., Inc.	12,800	185,828
Kao Corp.	5,300	141,966
KDDI Corp.	45	294,394
Keyence Corp.	110	25,926
Kirin Holdings Co., Ltd.	9,000	114,580
Komatsu Ltd.	1,300	37,594
Kyocera Corp.	500	48,755
Kyowa Hakko Kirin Co., Ltd. (a)	3,000	31,538
Kyushu Electric Power Co., Inc.	6,300	83,404
Lawson, Inc. (a)	700	46,275
Medipal Holdings Corp.	3,700	46,717
MEIJI Holdings Co., Ltd.	800	35,562
Miraca Holdings, Inc.	1,200	47,150
Mitsubishi Chemical Holdings Corp.	6,000	31,511
Mitsubishi Corp.	2,200	47,551
Mitsubishi Electric Corp.	3,000	26,362
Mitsubishi Estate Co., Ltd.	6,000	105,903
Mitsubishi Tanabe Pharma Corp.	2,600	36,051
Mitsubishi UFJ Financial Group, Inc.	50,900	244,091
Mitsui & Co., Ltd.	3,000	46,683
Mitsui Fudosan Co., Ltd.	5,000	91,390
Mitsui O.S.K Lines Ltd.	5,000	19,292
Mizuho Financial Group, Inc.	80,600	126,999
MS&AD Insurance Group Holdings, Inc.	3,100	57,022
Murata Manufacturing Co., Ltd.	500	28,533
Nintendo Co., Ltd. (a)	200	27,095
Nippon Building Fund, Inc. (REIT)	5	47,605
Nippon Meat Packers, Inc. (a)	4,000	51,074
Nippon Steel Corp. (a)	20,000	49,815
Nippon Telegraph & Telephone Corp.	6,805	307,920
Nissan Motor Co., Ltd. (a)	7,400	76,679
Nisshin Seifun Group, Inc.	3,500	42,667
Nissin Foods Holdings Co., Ltd. (a)	1,200	45,070
Nitto Denko Corp.	700	28,752
NKSJ Holdings, Inc.	2,500	51,281
Nomura Holdings, Inc.	16,700	68,128
Nomura Real Estate Office Fund, Inc. (REIT)	11	63,809
NTT DoCoMo, Inc.	236	401,530
Olympus Corp.*	2,200	34,741
Ono Pharmaceutical Co., Ltd.	800	45,173
ORIX Corp. (a)	510	48,573
Osaka Gas Co., Ltd.	34,000	137,251
Otsuka Holdings KK	3,200	96,543
Panasonic Corp. (a)	4,700	36,706
Santen Pharmaceutical Co., Ltd. (a)	900	37,469
Seven & I Holdings Co., Ltd.	8,400	253,805
Sharp Corp. (a)	3,000	19,352
Shikoku Electric Power Co., Inc. (a)	2,900	74,755
Shin-Etsu Chemical Co., Ltd.	1,500	86,484
Shionogi & Co., Ltd.	3,300	42,960
Shiseido Co., Ltd. (a)	4,200	73,469
Softbank Corp. (a)	13,400	399,747
Sony Corp.	2,100	34,041
Sumitomo Chemical Co., Ltd.	10,000	41,037
Sumitomo Corp.	3,800	53,830
Sumitomo Electric Industries Ltd.	3,000	40,513
Sumitomo Mitsui Financial Group, Inc.	6,100	195,675
Sumitomo Mitsui Trust Holdings, Inc.	17,000	49,765
Sumitomo Realty & Development Co., Ltd.	2,000	47,618
Suzuken Co., Ltd.	1,500	45,249
Taisho Pharmaceutical Holdings Co., Ltd.	400	31,980
Takeda Pharmaceutical Co., Ltd.	8,200	357,835
Terumo Corp. (a)	1,800	82,239
Toho Gas Co., Ltd. (a)	9,000	54,206
Tohoku Electric Power Co., Inc.*	6,900	72,263
Tokio Marine Holdings, Inc.	3,600	91,854
Tokyo Electric Power Co., Inc.* (a)	27,000	67,318
Tokyo Gas Co., Ltd.	39,000	188,044
TonenGeneral Sekiyu KK	4,000	37,459
Toray Industries, Inc.	6,000	46,076
Toshiba Corp.	8,000	32,707
Toyo Suisan Kaisha Ltd.	2,000	51,248
Toyota Motor Corp.	8,200	334,918
Tsumura & Co.	1,500	39,979
Unicharm Corp. (a)	1,100	61,460
Yakult Honsha Co., Ltd. (a)	900	33,121
Yamazaki Baking Co., Ltd.	3,000	44,482
(Cost $9,147,035)		9,472,447
Luxembourg 0.3%
ArcelorMittal	4,368	75,782
Millicom International Cellular SA (SDR) (a)	1,219	129,603
Tenaris SA	2,054	40,181
(Cost $185,445)		245,566
Macau 0.2%
Sands China Ltd. (a)	22,000	86,232
Wynn Macau Ltd. (a)	12,800	40,850
(Cost $50,497)		127,082
Netherlands 6.2%
AEGON NV*	14,094	65,061
Akzo Nobel NV (a)	2,840	152,325
ASML Holding NV (a)	25,561	1,301,144
Fugro NV (CVA)	3,474	253,805
Heineken Holding NV (a)	1,385	64,161
Heineken NV (a)	2,540	138,989
ING Groep NV (CVA)*	26,780	188,748
Koninklijke (Royal) KPN NV (a)	65,057	584,059
Koninklijke Ahold NV	11,609	147,262
Koninklijke DSM NV	1,968	112,953
Koninklijke Philips Electronics NV*	7,199	142,981
Randstad Holding NV	1,101	38,143
Reed Elsevier NV (a)	39,261	462,953
Royal Dutch Shell PLC "A"	2,485	88,679
Royal Dutch Shell PLC "B"	1,993	72,857
SBM Offshore NV	8,684	157,608
TNT Express NV	3,072	37,253
Unilever NV (CVA)	15,603	534,375
Wolters Kluwer NV (a)	16,429	283,644
(Cost $4,285,195)		4,827,000
Norway 1.8%
Aker Solutions ASA	2,106	35,890
DnB ASA (a)	18,966	204,658
Norsk Hydro ASA (a)	23,788	115,830
Statoil ASA	8,658	231,882
Telenor ASA	28,874	530,595
Yara International ASA	5,246	257,944
(Cost $746,173)		1,376,799
Portugal 0.7%
EDP — Energias de Portugal SA (Cost $653,767)	194,437	556,126
Singapore 3.0%
CapitaLand Ltd. (a)	20,000	47,260
ComfortDelGro Corp., Ltd.	30,000	37,056
DBS Group Holdings Ltd.	14,000	157,646
Fraser & Neave Ltd.	9,000	51,153
Genting Singapore PLC* (a)	186,000	259,108
Golden Agri-Resources Ltd.	173,000	102,411
Hutchison Port Holdings Trust (Units)	51,000	38,383
Jardine Cycle & Carriage Ltd. (a)	3,000	113,942
Keppel Corp., Ltd. (a)	19,800	176,205
Olam International Ltd. (a)	34,000	62,018
Oversea-Chinese Banking Corp., Ltd.	21,000	151,579
SembCorp Marine Ltd.	12,000	49,239
Singapore Airlines Ltd.	8,000	69,021
Singapore Exchange Ltd.	9,000	48,555
Singapore Press Holdings Ltd.	43,000	137,860
Singapore Technologies Engineering Ltd.	26,000	63,126
Singapore Telecommunications Ltd.	175,000	440,498
StarHub Ltd.	16,000	41,195
United Overseas Bank Ltd.	7,000	108,558
Wilmar International Ltd. (a)	42,000	164,779
(Cost $1,590,992)		2,319,592
Spain 2.9%
Abertis Infraestructuras SA	6,291	97,363
Acciona SA	387	23,787
ACS, Actividades de Construccion y Servicios SA (a)	2,323	42,629
Banco Bilbao Vizcaya Argentaria SA	10,748	72,614
Banco Santander SA	20,621	128,924
EDP Renovaveis SA*	23,285	99,205
Enagas SA	3,019	53,067
Ferrovial SA (a)	6,672	74,341
Gas Natural SDG SA	6,527	90,849
Iberdrola SA	62,932	293,107
Industria de Diseno Textil SA (a)	3,291	297,013
Red Electrica Corporacion SA	1,971	85,772
Repsol YPF SA	13,212	253,553
Telefonica SA	39,117	570,848
Zardoya Otis SA (a)	3,165	38,756
(Cost $2,570,607)		2,221,828
Sweden 2.7%
Assa Abloy AB "B"	1,597	46,597
Atlas Copco AB "A" (a)	2,382	56,720
Atlas Copco AB "B"	1,896	39,812
Boliden AB (a)	5,502	88,402
Electrolux AB "B" (a)	2,224	49,698
Hennes & Mauritz AB "B"* (a)	6,564	225,582
Hexagon AB "B"	1,516	30,811
Holmen AB "B"	1,457	38,729
Husqvarna AB "B" (a)	5,434	31,275
Modern Times Group "B"	534	25,974
Nordea Bank AB	8,547	75,725
Sandvik AB (a)	3,558	56,337
Scania AB "B"	1,671	34,167
Skandinaviska Enskilda Banken AB "A"	7,816	52,733
Skanska AB "B"	2,292	37,350
SKF AB "B"	1,471	34,917
SSAB AB "A" (a)	3,185	32,479
Svenska Cellulosa AB "B"	10,968	173,795
Svenska Handelsbanken AB "A"	2,305	74,725
Swedbank AB "A"	4,740	78,470
Tele2 AB "B" (a)	4,894	93,244
Telefonaktiebolaget LM Ericsson "B"* (a)	42,957	425,083
TeliaSonera AB (a)	31,497	210,940
Volvo AB "B"	4,497	62,298
(Cost $1,548,237)		2,075,863
Switzerland 7.1%
ABB Ltd. (Registered)* (a)	7,555	137,597
Actelion Ltd. (Registered)*	838	35,462
Adecco SA (Registered)*	796	38,736
Aryzta AG*	834	42,001
Compagnie Financiere Richemont SA "A"	3,393	209,805
Credit Suisse Group AG (Registered)*	2,351	55,128
Geberit AG (Registered)* (a)	225	47,571
Givaudan SA (Registered)*	57	55,347
Holcim Ltd. (Registered)*	1,511	94,094
Lindt & Spruengli AG (Registered)	1	39,174
Nestle SA (Registered)	21,023	1,287,956
Novartis AG (Registered)	11,413	629,240
Roche Holding AG (Genusschein)	3,521	643,322
SGS SA (Registered)	34	65,641
Sika AG	17	36,027
Sonova Holding AG (Registered)*	361	39,861
STMicroelectronics NV	7,559	42,828
Swatch Group AG (Bearer)	222	102,437
Swatch Group AG (Registered)	466	37,186
Swiss Re AG.* (a)	1,017	63,781
Swisscom AG (Registered) (a)	3,593	1,338,418
Syngenta AG (Registered) (a)	493	172,644
UBS AG (Registered)*	6,006	74,910
Wolseley PLC	1,358	51,615
Xstrata PLC	3,542	67,746
Zurich Financial Services AG*	437	106,930
(Cost $3,537,631)		5,515,457
United Kingdom 7.3%
Anglo American PLC	2,015	77,493
ARM Holdings PLC	36,952	312,975
AstraZeneca PLC (a)	9,012	395,108
BAE Systems PLC	12,780	61,194
Barclays PLC	14,664	52,099
BG Group PLC (a)	2,693	63,424
BHP Billiton PLC	3,343	107,499
BP PLC	14,248	102,991
British American Tobacco PLC (a)	4,305	221,043
British Sky Broadcasting Group PLC	3,759	41,345
BT Group PLC	36,288	124,079
Capita PLC	2,985	32,126
Centrica PLC	42,065	209,571
Compass Group PLC	6,032	63,056
Diageo PLC	4,451	112,061
GlaxoSmithKline PLC (a)	35,498	821,073
HSBC Holdings PLC	15,258	137,758
Imperial Tobacco Group PLC	1,958	78,316
Inmarsat PLC	4,081	29,131
International Consolidated Airlines Group SA* (a)	15,394	44,188
International Power PLC	12,345	83,558
Kingfisher PLC (a)	10,702	50,472
Marks & Spencer Group PLC (a)	7,264	42,068
National Grid PLC	29,545	318,990
Next PLC	569	27,055
Pearson PLC (a)	2,403	45,252
Reckitt Benckiser Group PLC	1,270	73,948
Reed Elsevier PLC	3,160	26,135
Rio Tinto PLC	2,110	117,629
Rolls-Royce Holdings PLC	4,528	60,494
Rolls-Royce Holdings PLC "C" (Entitlement Shares)*	479,968	779
SABMiller PLC	2,186	91,851
Severn Trent PLC	3,041	83,421
Shire PLC (a)	3,702	120,725
Smith & Nephew PLC	8,325	81,961
Smiths Group PLC	1,780	30,918
SSE PLC	8,522	182,751
Standard Chartered PLC	2,621	64,089
Subsea 7 SA*	1,487	38,668
Tesco PLC	15,950	82,129
The Sage Group PLC	35,098	162,879
Unilever PLC	1,703	58,105
United Utilities Group PLC	7,244	72,726
Vodafone Group PLC	207,236	574,861
William Morrison Supermarkets PLC	5,755	26,216
WPP PLC	5,735	77,601
(Cost $4,013,417)		5,681,811
Total Common Stocks (Cost $58,577,930)		67,667,154

Preferred Stocks 0.9%
Germany 0.9%
Bayerische Motoren Werke (BMW) AG	702	43,678
Henkel AG & Co. KGaA	5,019	373,363
Porsche Automobil Holding SE	1,239	75,636
Volkswagen AG (a)	1,131	214,324
Total Preferred Stocks (Cost $412,908)		707,001

Exchange-Traded Funds 9.9%
iShares MSCI Emerging Markets Index Fund (a)	91,300	3,852,860
Vanguard MSCI Emerging Markets Fund	89,950	3,825,574
Total Exchange-Traded Funds (Cost $6,751,140)		7,678,434

Securities Lending Collateral 33.7%
Daily Assets Fund Institutional, 0.24% (c) (d) (Cost $26,200,937)	26,200,937	26,200,937

Cash Equivalents 1.0%
Central Cash Management Fund, 0.12% (c) (Cost $775,797)	775,797	775,797

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $92,718,712)+	132.6	103,029,323
Other Assets and Liabilities, Net	(32.6)	(25,314,267)
Net Assets	100.0	77,715,056

* Non-income producing security.

+ The cost for federal income tax purposes was $93,251,359. At April 30, 2012, net unrealized appreciation for all securities based on tax cost was $9,777,964. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,819,233 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,041,269.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2012 amounted to $24,889,071, which is 32.0% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CVA: Certificaten Van Aandelen

MSCI: Morgan Stanley Capital International

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At April 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ Depreciation ($)
ASX SPI 200 Index	AUD	6/21/2012	1	114,536	4,191
Euro Stoxx 50 Index	EUR	6/15/2012	36	1,076,486	(97,183)
FTSE 100 Index	GBP	6/15/2012	1	92,749	(2,502)
Nikkei 225 Index	USD	6/7/2012	5	236,875	(7,270)
S&P TSE 60 Index	CAD	6/14/2012	1	141,398	(449)
Total net unrealized depreciation					(103,213)

Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar EUR Euro GBP British Pound USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to the Derivatives Section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (e)
Australia	$—	$2,985,305	$—	$2,985,305
Austria	—	313,176	—	313,176
Belgium	—	866,310	—	866,310
Bermuda	—	106,756	—	106,756
Canada	9,117,121	49,501	—	9,166,622
Denmark	—	2,150,642	—	2,150,642
Finland	—	2,297,884	—	2,297,884
France	—	5,076,428	—	5,076,428
Germany	—	5,417,949	—	5,417,949
Greece	—	235,416	—	235,416
Hong Kong	—	1,706,012	—	1,706,012
Ireland	—	1,116,441	—	1,116,441
Italy	—	2,515,643	—	2,515,643
Japan	—	9,472,447	—	9,472,447
Luxembourg	—	245,566	—	245,566
Macau	—	127,082	—	127,082
Netherlands	—	4,827,000	—	4,827,000
Norway	—	1,376,799	—	1,376,799
Portugal	—	556,126	—	556,126
Singapore	—	2,319,592	—	2,319,592
Spain	—	2,221,828	—	2,221,828
Sweden	—	2,075,863	—	2,075,863
Switzerland	—	5,515,457	—	5,515,457
United Kingdom	—	5,681,032	779	5,681,811
Exchange-Traded Funds	7,678,434	—	—	7,678,434
Short-Term Investments (e)	26,976,734	—	—	26,976,734
Derivatives (f)	4,191	—	—	4,191
Total	$43,776,480	$59,256,255	$779	$103,033,514
Liabilities
Derivatives (f)	$(107,404)	$—	$—	$(107,404)
Total	$(107,404)	$—	$—	$(107,404)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2012.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
Entitlement Shares
United Kingdom
Balance as of October 31, 2011	$875
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1)
Amortization premium/discount	—
Purchase	775
(Sales)	(870)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of April 30, 2012	$779
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2012	$4

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $65,741,978) — including $24,889,071 of securities loaned	$76,052,589
Investment in Daily Assets Fund Institutional (cost $26,200,937)*	26,200,937
Investment in Central Cash Management Fund (cost $775,797)	775,797
Total investments in securities, at value (cost $92,718,712)	103,029,323
Foreign currency, at value (cost $550,160)	590,912
Deposits with broker for futures contracts	230,808
Receivable for Fund shares sold	39,946
Dividends receivable	338,843
Interest receivable	9,188
Foreign taxes recoverable	78,579
Other assets	44,488
Total assets	104,362,087
Liabilities
Payable upon return of securities loaned	26,200,937
Payable for investments purchased	779
Payable for Fund shares redeemed	139,549
Payable for variation margin on futures contracts	103,213
Accrued management fee	44,615
Accrued Directors' fee	1,602
Other accrued expenses and payables	156,336
Total liabilities	26,647,031
Net assets, at value	$77,715,056
Net Assets Consist of
Undistributed net investment income	576,458
Net unrealized appreciation (depreciation) on: Investments	10,310,611
Futures	(103,213)
Foreign currency	45,826
Accumulated net realized gain (loss)	(70,692,476)
Paid-in capital	137,577,850
Net assets, at value	$77,715,056

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($24,316,838 ÷ 3,586,634 shares of capital stock outstanding, $.01 par value, $50,000,000 shares authorized)	$6.78
Maximum offering price per share (100 ÷ 94.25 of $6.78)	$7.19
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($551,655 ÷ 84,179 shares of capital stock outstanding, $.01 par value, $50,000,000 shares authorized)	$6.55
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($3,742,448 ÷ 571,221 shares of capital stock outstanding, $.01 par value, $50,000,000 shares authorized)	$6.55
Class R Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,930,775 ÷ 292,759 shares of capital stock outstanding, $.01 par value, $50,000,000 shares authorized)	$6.60
Class S Net Asset Value, offering and redemption price(a) per share ($14,136,781÷ 2,148,388 shares of capital stock outstanding, $.01 par value, $50,000,000 shares authorized)	$6.58
Institutional Class Net Asset Value, offering and redemption price(a) per share ($33,036,559 ÷ 5,017,557 shares of capital stock outstanding, $.01 par value, $50,000,000 shares authorized)	$6.58

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $140,812)	$1,309,079
Interest	661
Income distributions — Central Cash Management Fund	1,141
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	80,297
Total income	1,391,178
Expenses: Management fee	265,600
Administration fee	37,943
Services to shareholders	75,125
Distribution and service fees	56,778
Custodian fee	34,494
Professional fees	43,711
Reports to shareholders	22,930
Registration fees	37,652
Directors' fees and expenses	3,004
Other	22,099
Total expenses before expense reductions	599,336
Expense reductions	(39,181)
Total expenses after expense reductions	560,155
Net investment income (loss)	831,023
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments (net of foreign taxes of $219)	456,496
Futures	443,203
Foreign currency	(41,762)
857,937
Change in net unrealized appreciation (depreciation) on: Investments	797,236
Futures	(427,214)
Foreign currency	43,190
413,212
Net gain (loss)	1,271,149
Net increase (decrease) in net assets resulting from operations	$2,102,172

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations: Net investment income (loss)	$831,023	$1,680,258
Net realized gain (loss)	857,937	14,401,954
Change in net unrealized appreciation (depreciation)	413,212	(20,230,944)
Net increase (decrease) in net assets resulting from operations	2,102,172	(4,148,732)
Distributions to shareholders from: Net investment income: Class A	(533,655)	(817,108)
Class B	(9,110)	(25,388)
Class C	(48,345)	(82,724)
Class R	(35,940)	(39,567)
Class S	(317,565)	(403,907)
Institutional Class	(720,175)	(1,195,266)
Total distributions	(1,664,790)	(2,563,960)
Fund share transactions: Proceeds from shares sold	10,497,112	14,918,361
Reinvestment of distributions	1,620,668	2,497,810
Payments for shares redeemed	(12,794,520)	(46,841,646)
Redemption fees	21	385
Net increase (decrease) in net assets from Fund share transactions	(676,719)	(29,425,090)
Increase (decrease) in net assets	(239,337)	(36,137,782)
Net assets at beginning of period	77,954,393	114,092,175
Net assets at end of period (including undistributed net investment income of $576,458 and $1,410,225, respectively)	$77,715,056	$77,954,393

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/12 (Unaudited)		2011	2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.73		$7.36	$6.56		$5.66	$14.53		$13.15
Income (loss) from investment operations: Net investment income (loss)a	.07		.12	.08		.08	.22	b	.14
Net realized and unrealized gain (loss)	.11		(.58)	.79		1.04	(6.18)		3.47
Total from investment operations	.18		(.46)	.87		1.12	(5.96)		3.61
Less distributions from: Net investment income	(.13)		(.17)	(.09)		(.22)	(.07)		(.44)
Net realized gains	—		—	—		—	(2.84)		(1.79)
Total distributions	(.13)		(.17)	(.09)		(.22)	(2.91)		(2.23)
Increase from regulatory settlements	—		—	.02	f	—	—		—
Redemption fees	.00	***	.00 ***	.00	***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$6.78		$6.73	$7.36		$6.56	$5.66		$14.53
Total Return (%)c,d	2.89	**	(6.44)	13.65		20.98	(50.51	)e	31.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24		28	37		47	46		101
Ratio of expenses before expense reductions (%)	1.76	*	1.69	1.61		1.62	1.55		1.45
Ratio of expenses after expense reductions (%)	1.59	*	1.68	1.60		1.41	1.38		1.36
Ratio of net investment income (%)	2.07	*	1.66	1.31		1.53	2.22	b	1.08
Portfolio turnover rate (%)	6	**	25	28		152	154		119
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the year ended October 31, 2008.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.68)%.
f Includes a non-recurring payment from the Advisor, which amounted to $0.013 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Class B	Six Months Ended 4/30/12 (Unaudited)		2011	2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.48		$7.08	$6.31		$5.44	$14.10		$12.80
Income (loss) from investment operations: Net investment income (loss)a	.04		.07	.04		.04	.14	b	.04
Net realized and unrealized gain (loss)	.11		(.56)	.74		1.00	(5.96)		3.38
Total from investment operations	.15		(.49)	.78		1.04	(5.82)		3.42
Less distributions from: Net investment income	(.08)		(.11)	(.03)		(.17)	—		(.33)
Net realized gains	—		—	—		—	(2.84)		(1.79)
Total distributions	(.08)		(.11)	(.03)		(.17)	(2.84)		(2.12)
Increase from regulatory settlements	—		—	.02	f	—	—		—
Redemption fees	.00	***	.00 ***	.00	***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$6.55		$6.48	$7.08		$6.31	$5.44		$14.10
Total Return (%)c,d	2.43	**	(7.06)	12.75		20.07	(50.89	)e	30.74
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	2		3	5		12
Ratio of expenses before reductions (%)	2.73	*	2.48	2.47		2.59	2.34		2.23
Ratio of expenses after expense reductions (%)	2.34	*	2.44	2.32		2.25	2.18		2.14
Ratio of net investment income (loss) (%)	1.32	*	.90	.59		.69	1.42	b	.30
Portfolio turnover rate (%)	6	**	25	28		152	154		119
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the year ended October 31, 2008.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (51.06)%.
f Includes a non-recurring payment from the Advisor, which amounted to $0.011 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Class C	Six Months Ended 4/30/12 (Unaudited)		2011		2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.47		$7.08		$6.31		$5.44		$14.11		$12.79
Income (loss) from investment operations: Net investment income (loss)a	.04		.07		.04		.04		.15	b	.05
Net realized and unrealized gain (loss)	.12		(.57)		.74		1.01		(5.98)		3.38
Total from investment operations	.16		(.50)		.78		1.05		(5.83)		3.43
Less distributions from: Net investment income	(.08)		(.11)		(.03)		(.18)		—		(.32)
Net realized gains	—		—		—		—		(2.84)		(1.79)
Total distributions	(.08)		(.11)		(.03)		(.18)		(2.84)		(2.11)
Increase from regulatory settlements	—		—		.02	f	—		—		—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$6.55		$6.47		$7.08		$6.31		$5.44		$14.11
Total Return (%)c	2.60	d**	(7.21	)d	12.75		19.94	d	(50.81	)d,e	30.78	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		4		6		6		8		18
Ratio of expenses before expense reductions (%)	2.50	*	2.44		2.34		2.45		2.27		2.18
Ratio of expenses after expense reductions (%)	2.34	*	2.43		2.34		2.24		2.10		2.10
Ratio of net investment income (loss) (%)	1.32	*	.91		.57		.70		1.50	b	.34
Portfolio turnover rate (%)	6	**	25		28		152		154		119
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the year ended October 31, 2008.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.98)%.
f Includes a non-recurring payment from the Advisor, which amounted to $0.012 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Class R	Six Months Ended 4/30/12 (Unaudited)		2011		2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.54		$7.16		$6.40		$5.50		$14.19		$12.86
Income (loss) from investment operations: Net investment income (loss)a	.06		.11		.07		.08		.22	b	.13
Net realized and unrealized gain (loss)	.12		(.58)		.76		1.03		(6.04)		3.39
Total from investment operations	.18		(.47)		.83		1.11		(5.82)		3.52
Less distributions from: Net investment income	(.12)		(.15)		(.09)		(.21)		(.03)		(.40)
Net realized gains	—		—		—		—		(2.84)		(1.79)
Total distributions	(.12)		(.15)		(.09)		(.21)		(2.87)		(2.19)
Increase from regulatory settlements	—		—		.02	e	—		—		—
Redemption fees	.00	***	.00	***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$6.60		$6.54		$7.16		$6.40		$5.50		$14.19
Total Return (%)	2.88	c**	(6.67	)c	13.35		21.19	c	(50.62	)c,d	31.66	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2		2		1		1		1
Ratio of expenses before expense reductions (%)	2.01	*	1.94		1.79		1.62		1.64		1.52
Ratio of expenses after expense reductions (%)	1.84	*	1.90		1.79		1.41		1.47		1.44
Ratio of net investment income (%)	1.82	*	1.44		1.12		1.52		2.13	b	1.00
Portfolio turnover rate (%)	6	**	25		28		152		154		119
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the year ended October 31, 2008.
c Total return would have been lower had certain expenses not been reduced.
d Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.79)%.
e Includes a non-recurring payment from the Advisor, which amounted to $0.013 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Class S	Six Months Ended 4/30/12 (Unaudited)		2011	2010		2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.54		$7.15	$6.40		$5.51	$14.25		$12.90
Income (loss) from investment operations: Net investment income (loss)a	.08		.14	.10		.11	.26	b	.19
Net realized and unrealized gain (loss)	.11		(.57)	.75		1.02	(6.04)		3.41
Total from investment operations	.19		(.43)	.85		1.13	(5.78)		3.60
Less distributions from: Net investment income	(.15)		(.18)	(.12)		(.24)	(.12)		(.46)
Net realized gains	—		—	—		—	(2.84)		(1.79)
Total distributions	(.15)		(.18)	(.12)		(.24)	(2.96)		(2.25)
Increase from regulatory settlements	—		—	.02	e	—	—		—
Redemption fees	.00	***	.00 ***	.00	***	.00 ***	.00	***	.00 ***
Net asset value, end of period	$6.58		$6.54	$7.15		$6.40	$5.51		$14.25
Total Return (%)c	3.02	**	(6.17)	13.72		21.75	(50.38	)d	32.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14		14	16		21	24		58
Ratio of expenses before expense reductions (%)	1.52	*	1.46	1.42		1.34	1.36		1.22
Ratio of expenses after expense reductions (%)	1.34	*	1.44	1.39		.94	.97		.98
Ratio of net investment income (%)	2.32	*	1.90	1.52		1.99	2.63	b	1.46
Portfolio turnover rate (%)	6	**	25	28		152	154		119
a Based on average shares outstanding during the period.
b Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the period ended October 31, 2008.
c Total return would have been lower had certain expenses not been reduced.
d Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.55)%.
e Includes a non-recurring payment from the Advisor, which amounted to $0.012 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/12 (Unaudited)		2011	2010		2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$6.55		$7.17	$6.40		$5.52		$14.26		$12.92
Income (loss) from investment operations: Net investment income (loss)a	.08		.15	.12		.11		.26	c	.19
Net realized and unrealized gain (loss)	.11		(.57)	.75		1.01		(6.03)		3.41
Total from investment operations	.19		(.42)	.87		1.12		(5.77)		3.60
Less distributions from: Net investment income	(.16)		(.20)	(.12)		(.24)		(.13)		(.47)
Net realized gains	—		—	—		—		(2.84)		(1.79)
Total distributions	(.16)		(.20)	(.12)		(.24)		(2.97)		(2.26)
Increase from regulatory settlements	—		—	.02	e	—		—		—
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$6.58		$6.55	$7.17		$6.40		$5.52		$14.26
Total Return (%)	3.10	**	(6.10)	14.10		21.61	b	(50.31	)b,d	32.27	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33		29	52		47		42		98
Ratio of expenses before expense reductions (%)	1.29	*	1.25	1.13		1.23		1.13		1.04
Ratio of expenses after expense reductions (%)	1.29	*	1.25	1.13		.94		.92		.93
Ratio of net investment income (%)	2.38	*	2.09	1.78		1.99		2.68	c	1.51
Portfolio turnover rate (%)	6	**	25	28		152		154		119
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.12 per share and 1.27% of average daily net assets for the year ended October 31, 2008.
d Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as a result of certain operation errors during the period. Excluding this reimbursement, total return would have been (50.48)%.
e Includes a non-recurring payment from the Advisor, which amounted to $0.013 per share, recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.01 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.35% lower.
* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Diversified International Equity Fund (the "Fund") is a diversified series of DWS International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of their financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and exchange traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes and, where appropriate, deferred foreign taxes.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $71,051,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2016 ($20,774,000) and October 31, 2017 ($50,277,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for each of the open tax years as of October 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund, investments in foreign denominated securities, passive foreign investment companies, and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund share redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Corporation arising in connection with a specific Fund are allocated to that Fund. Other Corporation expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Corporation.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2012, the Fund used futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency in which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,373,000 to $3,320,000.

The following table summarizes the value of the Fund's derivative instruments held as of April 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$4,191

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Liability Derivative	Futures Contracts
Equity Contracts (a)	$(107,404)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$443,203

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(427,214)

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments) aggregated $4,797,844 and $4,990,790, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund's average daily net assets	.700%
Next $1.75 billion of such net assets	.685%
Next $1.75 billion of such net assets	.670%
Over $5.0 billion of such net assets	.655%

Accordingly, for the six months ended April 30, 2012, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.70% of the Fund's average daily net assets.

For the period from November 1, 2011 through January 31, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.59%
Class B	2.34%
Class C	2.34%
Class R	1.84%
Class S	1.34%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2012, the Administration Fee was $37,943, of which $6,374 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the six months ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2012
Class A	$26,191	$21,374	$4,817
Class B	1,105	1,105	—
Class C	3,320	2,941	379
Class R	173	173	—
Class S	11,230	11,230	—
Institutional Class	5,506	—	2,073
	$47,525	$36,823	$7,269

In addition, for the six months ended April 30, 2012, the Advisor reimbursed the Fund $779 of non-affiliated sub-recordkeeping expenses for Class S shares.

Distribution and Service Fees. Under the Fund's Class B, C and R 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of the average daily net assets of each of Class B and C shares of the Fund, and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended April 30, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2012
Class B	$2,532	$348
Class C	14,107	2,323
Class R	2,386	396
	$19,025	$3,067

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and Class R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at April 30, 2012	Annualized Effective Rate
Class A	$30,069	$—	$10,985	.24%
Class B	839	195	317	.19%
Class C	4,694	—	1,871	.25%
Class R	2,151	1,384	541	.08%
	$37,753	$1,579	$13,714

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2012 aggregated $732.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2012, the CDSC for Class B and C shares aggregated $713 and $36, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2012, DIDI received $17 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $12,254, of which $11,276 is unpaid.

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	229,221	$1,514,626	673,900	$4,917,466
Class B	164	939	4,609	33,409
Class C	21,336	136,912	54,522	387,758
Class R	36,136	230,319	77,788	558,054
Class S	168,259	1,069,888	357,903	2,486,494
Institutional Class	1,147,974	7,544,428	967,009	6,535,180
		$10,497,112		$14,918,361
Shares issued to shareholders in reinvestment of distributions
Class A	82,131	$514,965	108,840	$792,360
Class B	1,313	7,981	3,171	22,387
Class C	7,148	43,463	10,031	70,821
Class R	5,342	32,638	4,999	35,449
Class S	50,727	308,419	56,075	395,897
Institutional Class	117,303	713,202	167,031	1,180,896
		$1,620,668		$2,497,810
Shares redeemed
Class A	(841,356)	$(5,555,544)	(1,726,427)	$(12,512,156)
Class B	(41,777)	(267,764)	(135,909)	(965,582)
Class C	(77,427)	(485,135)	(247,089)	(1,748,041)
Class R	(45,875)	(295,731)	(49,096)	(342,257)
Class S	(277,681)	(1,789,651)	(442,806)	(3,136,175)
Institutional Class	(683,062)	(4,400,695)	(3,881,310)	(28,137,435)
		$(12,794,520)		$(46,841,646)
Redemption fees		$21		$385
Net increase (decrease)
Class A	(530,004)	$(3,525,932)	(943,687)	$(6,801,945)
Class B	(40,300)	(258,844)	(128,129)	(909,786)
Class C	(48,943)	(304,760)	(182,536)	(1,289,462)
Class R	(4,397)	(32,774)	33,691	251,246
Class S	(58,695)	(411,344)	(28,828)	(253,784)
Institutional Class	582,215	3,856,935	(2,747,270)	(20,421,359)
		$(676,719)		$(29,425,090)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, B, C, R and S shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,028.90	$1,024.30	$1,026.00	$1,028.80	$1,030.20	$1,031.00
Expenses Paid per $1,000*	$8.02	$11.78	$11.79	$9.28	$6.76	$6.51
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,016.96	$1,013.23	$1,013.23	$1,015.71	$1,018.20	$1,018.45
Expenses Paid per $1,000*	$7.97	$11.71	$11.71	$9.22	$6.72	$6.47

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S	Institutional Class
DWS Diversified International Equity Fund	1.59%	2.34%	2.34%	1.84%	1.34%	1.29%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack
President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	DBISX	DBIBX	DBICX	DBIVX	MGINX
CUSIP Number	23337R 593	23337R 585	23337R 577	23337R 551	23337R 544
Fund Number	499	699	799	2399	559

For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site
www.dws-investments.com
Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	DBITX
CUSIP Number	23337R 569
Fund Number	1501

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DDIEF-3
(R-027566-1 6/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Diversified International Equity Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2012